UNITED STATES
                SECURITIES AND EXCHANGE COMMISSIONUNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washinton, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northeast Investors Trust

Address: 50 Congress Street
         Suite 1000
         Boston, MA 02109
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Perosn signing this Report on behalf of Reporting Manager:

Name: Gordon Barrett
Title: Executive Vice President
Phone: 800-225-6704 x 236
Signature, Place, and Date of Signing:

Gordon Barrett, Boston, MA  August 9, 2000

Report Type (Check if only one):
[x]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers:  1
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:


                            FORM 13F AS OF  6/30/2000
                            NORTHEAST INVESTORS TRUST

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                                                                                              Item 6                Item 8
 Item 1                         Item 3            Item 4              Item 5         Investment Discretion    Voting Authority
 --------------                 -----       -----------------  ---------------------          --------            --------
COMMON STOCKS
 ADVANTICA RESTAURANT GROUP     00758B109         1,179,707.00        1,217,762.000         1,217,762.000        1,217,762.000
 CHUBB CORPORATION              171232101        30,750,000.00          500,000.000           500,000.000          500,000.000
 DARLING INTERNATIONAL INC      237266101           931,913.00          745,530.000           745,530.000          745,530.000
 GAYLORD CONTAINER COMMON STOCK 368145108         3,342,710.00        1,243,799.000         1,243,799.000        1,243,799.000
 GRAND UNION CO                 386532402           495,203.00          932,146.000           932,146.000          932,146.000
 INTL AIRLINE SUPPORT GROUP     458865201           547,316.00          224,540.000           224,540.000          224,540.000
 JPS INDUSTRIES INC             46624E405         5,453,821.00        1,038,823.000         1,038,823.000        1,038,823.000
 LITTLE SWITZERLAND INC         537528101           111,174.00          273,659.000           273,659.000          273,659.000
 MAXXAM INC                     577913106         3,550,000.00          200,000.000           200,000.000          200,000.000
 J P MORGAN & CO                616880100        11,012,500.00          100,000.000           100,000.000          100,000.000
 NL INDUSTRIES                  629156407        15,250,000.00        1,000,000.000         1,000,000.000        1,000,000.000
 SMURFIT-STONE CONT CORP        832727101         3,310,703.00          257,142.000           257,142.000          257,142.000
 SPECIALTY EQUIPMENT            847497203         6,990,113.00          257,700.000           257,700.000          257,700.000
 TOWN & COUNTRY NEW COMMON SHS  89202TOWN                  .00           92,057.000            92,057.000           92,057.000
 WALTER INDUSTRIES INC          93317Q105         5,718,750.00          500,000.000           500,000.000          500,000.000
 WEST POINT STEVENS INC         961238102        17,800,000.00        1,600,000.000         1,600,000.000        1,600,000.000
 COMMON STOCKS                  TOTAL *         106,443,910.00       10,183,158.000        10,183,158.000       10,183,158.000
WARRANTS

 WHEREHOUSE ENTERTAINMENT A     963281118           885,499.00           81,164.000            81,164.000           81,164.000
 WHEREHOUSE ENTERTAINMENT B     963281126            94,551.00           14,091.000            14,091.000           14,091.000
 WHEREHOUSE ENTERTAINMENT C     963281134            80,601.00           14,091.000            14,091.000           14,091.000
 WARRANTS                       TOTAL *           1,060,651.00          109,346.000           109,346.000          109,346.000
                          GRAND TOTAL **        107,504,561.00       10,292,504.000        10,292,504.000       10,292,504.000

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